Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Jan. 17, 2018	Mar. 31, 2017	Mar. 31, 2016	Jan. 13, 2016	Jan. 05, 2016
Siren DIVCON Leaders Dividend ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Siren DIVCON Leaders Dividend ETF NAV
Account Value	$ 30,274	$ 30,572	$ 24,290	$ 24,789	$ 21,999	$ 14,429	$ 14,547	$ 13,643		$ 11,567	$ 10,512		$ 10,000
Siren DIVCON Dividend Defender ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Siren DIVCON Dividend Defender ETF NAV
Account Value	$ 18,464	18,398	15,300	15,900	15,532	13,316	12,203	11,579		10,320	10,038	$ 10,000
Siren Nasdaq NexGen Economy ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Siren Nasdaq NexGen Economy ETF NAV
Account Value	$ 8,482	12,287	9,401	16,150	20,658	9,222	9,621	9,393	$ 10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 32,772	30,274	23,309	25,261	21,844	13,971	15,019	13,716		12,033	10,269		10,000
Siren DIVCON Leaders Dividend Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Siren DIVCON Leaders Dividend Index
Account Value	$ 31,687	32,987	25,801	25,980	22,662	14,751	14,811	13,831		11,669	10,522		$ 10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 34,946	32,282	24,855	26,937	23,293	14,898	16,015	14,626		12,831	10,951	10,000
Siren DIVCON Dividend Defender Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Siren DIVCON Dividend Defender Index
Account Value	$ 18,065	19,141	16,239	16,517	15,944	13,489	12,404	11,761		$ 10,430	$ 10,059	$ 10,000
MSCI ACWI Net Total Return Index (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net Total Return Index (USD)
Account Value	$ 17,452	16,287	13,218	14,281	13,312	8,610	9,702	9,456	10,000
Siren Nasdaq Blockchain Economy NTR Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Siren Nasdaq Blockchain Economy NTR Index
Account Value	$ 22,546	$ 21,405	$ 14,180	$ 18,141	$ 20,963	$ 9,218	$ 9,582	$ 9,346	$ 10,000